DEBT (Details 4)	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012
First Priority Notes
Secured Notes disclosures
Note issued, interest rate	8.125%	8.125%	8.125%
Second Priority Notes
Secured Notes disclosures
Note issued, interest rate	11.00%	11.00%	11.00%